Summary of Options Under Plan and Changes in Period (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Options
Outstanding as of beginning of period	6,158,406
Granted
Exercised	(779,979)
Forfeited	(61,559)
Outstanding as of end of period	5,316,868
Weighted Average Exercise Price
Outstanding as of beginning of period	$ 12.22
Granted
Exercised	$ 9.08
Forfeited	$ 22.07
Outstanding as of end of period	$ 12.56